CRYPTOCURRENCY ASSETS	12 Months Ended
Dec. 31, 2023
CRYPTOCURRENCY ASSETS
CRYPTOCURRENCY ASSETS

7.    CRYPTOCURRENCY ASSETS

The amounts represented the cryptocurrencies held by the Group’s continuing operations as of December 31, 2022 and 2023. The movement of cryptocurrencies was as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Beginning balance	—	16,859	5,612
Cryptocurrencies mined from mining business	39,013	40,561	21,601
Deposits received from customers of mining data center	3,965	2,192	—
Deposits returned to customers of mining data center	—	—	(71)
Payment of service expense and long-lived assets	—	(6,939)	(13,810)
Disposal of cryptocurrency assets*	(2,295)	(41,264)	(31,601)
Utility fee received from customers of mining data center	(29,213)	3,658	13,901
Cryptocurrencies purchased using fiat currency	—	—	13,381
Cryptocurrencies collected from derivative contracts	—	—	9,500
Cryptocurrencies paid to derivative contracts	—	—	(8,560)
Cryptocurrencies paid in connection with the assets acquisition	(1,731)	—	—
Others	86	(59)	31
Impairment of cryptocurrency assets	(12,255)	(9,396)	(2,359)
Proceeds from issuance of ordinary shares for private placement	19,289	—	—
Ending balance of cryptocurrency assets, net	16,859	5,612	7,625

*     In January 2022, the Company entered into a loan agreement and a pledge agreement for one year, pursuant to which the lender agreed to lend to the Company funds equal to approximately US$6,306, which was 65% of the current fair market value of 4,000 Ethereum, with a fixed interest rate of 3.25% per annum. In June 2022, the loan has been fully settled by rendering the pledged Ethereum to the lender. Disposal of cryptocurrencies for the year ended December 31, 2022 included the carrying amount of the pledged Ethereum of US$9,628 rendered to the lender and the Group recorded a loss on disposal of cryptocurrencies in the amount of approximately US$3,322.

From June to October 2023, the Company entered into several collar agreements with a third party with one-month term to mitigate the effect of future price fluctuations on Ethereum or Bitcoin. Pursuant to the arrangements, the Company transferred in total of 3,200 Ethereum and 40 Bitcoins to the counterparty and received USDT and USDC equal to 70% of the initial notional amount of the Ethereum and Bitcoins at the agreement date. Disposal of cryptocurrency assets for the year ended December 31, 2023 included the net effect of the carrying amount of the Ethereum and Bitcoins transferred to the counterparty of US$4,650 and the fair value of the USDT and USDC received of US$5,015. The Group also recorded a gain on disposal of cryptocurrencies related to the transfer of the Ethereum in the amount of US$2,344.